Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2026 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust. The Fund seeks its investment objective by allocating its assets to certain registered investment companies (each a Portfolio) sponsored by the Eaton Vance organization. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2026, the Fund owned approximately 100% of Short Duration Inflation-Protected Income Portfolio’s outstanding interests and 2.6% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2026 is set forth below.

Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 95.3%

Description	Value
Senior Debt Portfolio (identified cost, $114,120,443)	$115,986,543
Short Duration Inflation-Protected Income Portfolio (identified cost, $412,872,580)	406,725,924
Total Investments in Affiliated Portfolios (identified cost $526,993,023)	$522,712,467

Exchange-Traded Funds — 4.8%

Security	Shares	Value
Income Funds — 4.8%
Eaton Vance Short Duration Income ETF(1)	401,000	$ 20,316,705
Eaton Vance Ultra-Short Income ETF(1)	119,000	6,038,786
Total Exchange-Traded Funds (identified cost $26,529,480)		$ 26,355,491
Total Investments — 100.1% (identified cost $553,522,503)		$549,067,958
Other Assets, Less Liabilities — (0.1)%		$ (294,048)
Net Assets — 100.0%		$548,773,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Affiliated fund.
The Fund did not have any open derivative instruments at July 31, 2026.
Affiliated Investments
At July 31, 2026, the value of the Fund's investment in affiliated funds was $26,355,491, which represents 4.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$ —	$ 20,673,555(1)	$ —	$ —	$(356,850)	$20,316,705	$383,168	401,000
Eaton Vance Ultra-Short Income ETF	—	6,053,530(1)	—	—	(14,744)	6,038,786	105,601	119,000
Total				$ —	$(371,594)	$26,355,491	$488,769

(1)	Represents the amount transferred from Short Duration Inflation-Protected Income Portfolio.

Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$522,712,467	$ —	$ —	$522,712,467
Exchange-Traded Funds	26,355,491	—	—	26,355,491
Total Investments	$549,067,958	$ —	$ —	$549,067,958
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
The Short Duration Inflation-Protected Income Portfolio’s Portfolio of Investments is set forth below. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at July 31, 2026 is available by calling Eaton Vance at 1-800-262-1122 or on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Short Duration Inflation-Protected Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.3%

Security	Principal Amount (000's omitted)	Value
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(1)	$398	$ 397,291
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	13	12,880
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.324%, (1 mo. SOFR + 1.60%), 10/25/55(1)(2)	589	593,337
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	242	227,513
Total Asset-Backed Securities (identified cost $1,241,378)		$ 1,231,021

U.S. Treasury Obligations — 98.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
2.50%, 1/15/29(3)	$18,727	$ 18,854,988
3.625%, 4/15/28(3)	24,370	24,845,363
3.875%, 4/15/29(3)	36,941	38,514,757
U.S. Treasury Inflation-Indexed Notes:
0.125%, 1/15/30(3)	15,198	14,197,698
0.125%, 7/15/30(3)	37,610	34,925,157
0.125%, 1/15/31(3)	49,063	44,990,481
0.25%, 7/15/29(3)	30,655	29,114,031
0.375%, 7/15/27(3)	10,560	10,358,321
0.75%, 7/15/28(3)	4,629	4,511,422
0.875%, 1/15/29(3)	20,740	20,089,962
1.125%, 10/15/30(3)	22,943	22,104,991
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Notes: (continued)
1.25%, 4/15/28(3)	$16,314	$ 15,997,048
1.625%, 10/15/27(3)	12,363	12,258,165
1.625%, 10/15/29(3)	18,209	17,973,930
1.625%, 4/15/30(3)	16,841	16,517,826
2.125%, 4/15/29(3)	41,542	41,418,576
2.375%, 10/15/28(3)	33,780	33,980,454
Total U.S. Treasury Obligations (identified cost $408,640,985)		$400,653,170
Total Investments — 98.8% (identified cost $409,882,363)		$401,884,191
Other Assets, Less Liabilities — 1.2%		$ 4,869,914
Net Assets — 100.0%		$406,754,105

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $1,231,021 or 0.3% of the Portfolio's net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	199	Long	9/30/26	$40,916,266	$(163,246)
U.S. 5-Year Treasury Note	404	Long	9/30/26	42,814,531	(284,494)
					$(447,740)

Short Duration Inflation-Protected Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	17,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	$61,572	$ —	$61,572
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,183,069	—	1,183,069
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	608,083	—	608,083
USD	11,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/22/28	108,188	—	108,188
USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.01% (pays upon termination)	5/13/28	(53,019)	—	(53,019)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	6/23/28	104,384	—	104,384
USD	11,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	2/13/30	64,404	—	64,404
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.36% (pays upon termination)	4/24/30	233,391	(31,560)	201,831
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.51% (pays upon termination)	4/10/31	77,017	—	77,017
USD	14,600	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.74% (pays upon termination)	5/13/31	(50,612)	—	(50,612)
USD	6,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.37% (pays upon termination)	7/31/31	11,200	—	11,200
							$2,347,677	$(31,560)	$2,316,117

Abbreviations:
CPI-U (NSA)	– Consumer Price Index for All Urban Consumers (Not Seasonally Adjusted)
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Short Duration Inflation-Protected Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation. The Portfolio utilizes interest rate futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Affiliated Investments
Transactions in the Portfolio's investment in affiliated funds and funds that may be deemed to be affiliated for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$21,217,875	$ —	$ (21,291,315)(1)	$ 10,920	$ 62,520	$ —	$328,945	—
Eaton Vance Total Return Bond ETF	4,974,575	—	(4,969,750)	115,231	(120,056)	—	—	—
Eaton Vance Ultra-Short Income ETF	6,620,900	—	(6,613,100)(2)	880	(8,680)	—	106,624	—
Short-Term Investments
Liquidity Fund, Institutional Class(3)	34,202	88,542,864	(88,577,066)	—	—	—	51,789	—
Total				$127,031	$(66,216)	$ —	$487,358

(1)	Included in sales is $20,673,555 representing the amount transferred to Eaton Vance Short Duration Inflation-Protected Income Fund.
(2)	Included in sales is $6,053,530 representing the amount transferred to Eaton Vance Short Duration Inflation-Protected Income Fund.
(3)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$1,231,021	$ —	$1,231,021
U.S. Treasury Obligations	—	400,653,170	—	400,653,170
Total Investments	$—	$401,884,191	$—	$401,884,191
Swap Contracts	$ —	$2,451,308	$ —	$2,451,308
Total	$—	$404,335,499	$—	$404,335,499
Liability Description
Futures Contracts	$(447,740)	$ —	$ —	$(447,740)

Short Duration Inflation-Protected Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$(103,631)	$ —	$(103,631)
Total	$(447,740)	$(103,631)	$ —	$(551,371)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.